Consolidated cash flow statements - Consolidated entity [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Operating activities
Net (loss) profit of the year	€ 3,027		€ (2,117)	[1]	€ (3,019)
Non-cash and operational adjustments
Depreciation of property, plant and equipment	12,223		8,754	[1]	6,420
Amortization of intangible assets	5,064		3,822	[1]	1,954
Share-based payment expense	1,075		1,033	[1]	977
Loss (gain) on disposal of property, plant and equipment	(83)		25	[1]	(149)
Movement in provisions	5		61	[1]	18
Movement reserve for bad debt	1,293		502	[1]	77
Financial income	(581)		(381)	[1]	(172)
Finance expense	2,172		1,597	[1]	983
Impact of foreign currencies	(299)		302	[1]	(400)
Share in loss of a joint venture (equity method)	475		469	[1]	1,018
Income taxes and deferred taxes	425		522	[1]	1,712
Fair value adjustment contingent consideration	(192)		0	[1]	(455)
Other	87		(22)	[1]	(78)
Working capital adjustment and income tax paid
Increase in trade receivables and other receivables	(3,156)		(4,973)	[1]	(6,465)
Decrease (increase) in inventories	812		(417)	[1]	(2,482)
Adjustments for increase (decrease) in trade and other payables	7,341		2,343	[1]	9,086
Income tax paid	(1,368)		(1,569)	[1]	(530)
Net cash flow from operating activities	28,320		9,951	[1]	8,495
Investing activities
Purchase of property, plant and equipment	(18,270)		(27,733)	[1]	(12,237)
Purchase of intangible assets	(1,836)		(4,345)	[1]	(2,342)
Proceeds from the sale of property, plant and equipment (net)	281		221	[1]	1,928
Acquisition of subsidiary (net of cash)	0		(27,173)	[1]	0
Investments in joint-ventures	0		(500)	[1]	0
Other equity investments in non-listed entities	(2,671)		0	[1]	0
Interest received	363		281	[1]	11
Net cash flow used in investing activities	(22,133)		(59,249)	[1]	(12,640)
Financing activities
Proceeds from loans and borrowings and convertible debt	32,554		54,319	[1]	14,669
Repayment of loans and borrowings	(18,820)		(11,904)	[1]	(2,796)
Repayment of finance leases	(3,102)		(2,947)	[1]	(1,898)
Capital increase in parent company	60,489		0	[1]	0
Direct attributable expense capital increase	(4,003)		0	[1]	0
Interest paid	(1,733)		(955)	[1]	(630)
Other financial income (expense)	(150)		(472)	[1]	(79)
Net cash flow from (used in) financing activities	65,235		38,041	[1]	9,266
Net increase of cash and cash equivalents	71,422		(11,257)	[1]	5,121
Cash and cash equivalents at beginning of the period	43,175	[1]	55,912		50,726
Exchange rate differences on cash and cash equivalents	908		(1,480)	[1]	65
Cash and cash equivalents at end of the period	€ 115,506		€ 43,175	[1]	€ 55,912

[1]	* The year 2017 has been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.